Consolidated Statements Of Changes In Shareholders' Equity - USD ($) $ in Thousands	Total	Conversion Of Series E Preferred Shares To Class A Ordinary Shares [Member]	Common Stock [Member]	Treasury Shares [Member]	Subscription Receivable From Ordinary Shares [Member]	Preferred Shares [Member]	Preferred Shares [Member] Conversion Of Preferred Shares To Class B Ordinary Shares [Member]	Preferred Shares [Member] Conversion Of Preferred Shares To Class A Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Conversion Of Series E Preferred Shares To Class A Ordinary Shares [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Common Class A [Member] Common Stock [Member]	Common Class A [Member] Common Stock [Member] Conversion Of Preferred Shares To Class A Ordinary Shares [Member]	Common Class A [Member] Common Stock [Member] Conversion Of Series E Preferred Shares To Class A Ordinary Shares [Member]	Common Class B [Member] Common Stock [Member]	Common Class B [Member] Common Stock [Member] Conversion Of Preferred Shares To Class B Ordinary Shares [Member]	Class A Ordinary Shares [Member] Common Stock [Member]	Class B Ordinary Shares [Member] Common Stock [Member]
Beginning Balance (Shares) at Dec. 31, 2019			9,495,844			17,428,266
Begining Balance at Dec. 31, 2019	$ 27,115		$ 475		$ 0	$ 872			$ 30,193		$ 76	$ (4,501)
Net income	37,455											37,455
Repurchase of vested share-based awards	(2,435)								(2,435)
Accretion of Series E Preferred Shares	(152)											(152)
Foreign currency translation adjustment, net of nil income taxes	(364)										(364)
Ending Balance (Shares) at Dec. 31, 2020			9,495,844			17,428,266
Ending Balance at Dec. 31, 2020	61,619		$ 475		0	$ 872			27,758		(288)	32,802
Net income	29,257											29,257
Accretion of Series E Preferred Shares	(1,500)											(1,500)
Foreign currency translation adjustment, net of nil income taxes	123										123
Share-based compensation	$ 9,681								9,681
Excise of vested share-based awards (Shares)	1,587,086		1,587,086
Excise of vested share-based awards			$ 79		(79)
Ending Balance (Shares) at Dec. 31, 2021			11,082,930	0		17,428,266							0			0
Ending Balance at Dec. 31, 2021	$ 99,180		$ 554	$ 0	(79)	$ 872			37,439		(165)	60,559	$ 0			$ 0
Net income	23,972											23,972
Accretion of Series E Preferred Shares	(941)											(941)
Foreign currency translation adjustment, net of nil income taxes	969										969
Share-based compensation	9,893								9,893
Excise of vested share-based awards (Shares)				(141,864)
Excise of vested share-based awards	1,061			$ 7					1,054
Issuance of ordinary shares to the former chief financial officer (Shares)			26,738
Issuance of ordinary shares to the former chief financial officer			$ 2		(2)
Issuance of ordinary shares to the Trust Holdcos (Shares)			4,765,903	4,765,903
Issuance of ordinary shares to the Trust Holdcos			$ 238	$ (238)
Issuance of Class A ordinary shares upon the IPO (Shares)													3,381,000
Issuance of Class A ordinary shares upon the IPO	33,438								33,269				$ 169
Re-designating ordinary shares (Shares)													8,119,882			7,755,689		(8,119,882)	(7,755,689)
Re-designating ordinary shares													$ 406			$ 388		$ (406)	$ (388)
Conversion of Series (Shares)							(1,571,043)	(15,857,223)						15,857,223	3,999,709		1,571,043
Conversion of Series		$ 27,593					$ (78)	$ (794)		$ 27,394				$ 794	$ 199		$ 78
Ending Balance (Shares) at Dec. 31, 2022			0	4,624,039		0							31,357,814			9,326,732
Ending Balance at Dec. 31, 2022	$ 195,165		$ 0	$ (231)	$ (81)	$ 0			$ 109,049		$ 804	$ 83,590	$ 1,568			$ 466